Schedule of Fees Paid for Services Provided by Auditors Explanatory (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
DisclosureOfAuditorsRemunerationLineItems [Line Items]
Total auditors remuneration	$ 172,579	$ 81,156
RSM Australia Partners [Member]
DisclosureOfAuditorsRemunerationLineItems [Line Items]
Audit and review of the financial statements	81,000	77,500
Preparation of the tax return	38,849	3,656
RSM USA [Member]
DisclosureOfAuditorsRemunerationLineItems [Line Items]
Preparation of the tax return	52,730
Grassi & Co [Member]
DisclosureOfAuditorsRemunerationLineItems [Line Items]
Audit and review of the financial statements	$ 138,712	$ 136,364